T. ROWE PRICE Retirement Blend 2025 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 44.3%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  182,396 22,623 3,828 20,975,596 197,800
U.S. Limited Duration TIPS Index
Fund  138,662 20,636 2,916 16,808,999 155,315
International Bond Fund (USD
Hedged)  70,063 4,269 1,574 8,949,663 75,535
Dynamic Global Bond Fund  42,757 4,427 905 6,078,560 45,954
Emerging Markets Bond Fund  38,153 4,269 794 4,202,667 41,144
U.S. Treasury Long-Term Index
Fund  32,881 3,892 711 5,138,935 34,893
High Yield Fund  28,301 4,154 604 5,357,020 31,607
Dynamic Credit Fund  16,129 2,600 355 2,150,438 18,150
Floating Rate Fund  9,344 977 189 1,110,435 10,105
Total Bond Funds (Cost $616,539) 610,503
EQUITY FUNDS 55.1%
T. Rowe Price Funds:
Equity Index 500 Fund  185,749 17,717 5,137 1,007,535 201,265
International Equity Index Fund  88,766 7,237 5,494 4,136,175 94,015
Value Fund  73,413 6,396 1,643 1,453,319 84,903
Growth Stock Fund  77,325 8,256 1,642 715,017 81,212
Hedged Equity Fund  69,495 5,845 1,375 5,252,450 74,742
Real Assets Fund  43,334 3,656 857 2,296,040 47,873
International Value Equity Fund  31,304 2,459 2,299 1,192,042 32,972
International Stock Fund  21,313 1,693 1,467 942,531 22,357
Emerging Markets Discovery Stock
Fund  21,301 1,650 394 993,717 21,882
Emerging Markets Stock Fund  20,489 4,154 393 384,876 21,526
Mid-Cap Index Fund  19,501 1,521 1,689 797,028 20,077
Small-Cap Index Fund  17,651 1,391 1,016 883,884 18,314
Mid-Cap Value Fund  10,118 766 927 267,208 10,322
Mid-Cap Growth Fund  9,442 766 178 99,285 10,234
New Horizons Fund (2) 9,521 690 415 158,637 9,593
Small-Cap Value Fund  9,008 690 816 147,306 9,040
Total Equity Funds (Cost $604,944) 760,327
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 1,275 1,139 1,401 136
Total Other Mutual Funds (Cost $136) 136

T. ROWE PRICE Retirement Blend 2025 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds  0.6%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 15,504 7,676 14,280 8,900,200 8,900
Total Short-Term Investments (Cost $8,900) 8,900
Total Investments in Securities 100.0%
(Cost $1,230,519) $ 1,379,866
Other Assets Less Liabilities (0.0)% (293)
Net Assets 100.0% $ 1,379,573
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (2) $ (224) $ 340
Dynamic Global Bond Fund  (33) (325) 718
Emerging Markets Bond Fund  (5) (484) 665
Emerging Markets Discovery Stock Fund  (6) (675) —
Emerging Markets Stock Fund  (4) (220) 1
Equity Index 500 Fund  9 2,936 519
Floating Rate Fund  (1) (27) 179
Growth Stock Fund  (101) (2,727) —
Hedged Equity Fund  1 777 —
High Yield Fund  (3) (244) 548
International Bond Fund (USD Hedged)  (10) (562) 609
International Equity Index Fund  59 3,506 —
International Stock Fund  22 818 —
International Value Equity Fund  29 1,508 —
Mid-Cap Growth Fund  2 204 —
Mid-Cap Index Fund  68 744 —
Mid-Cap Value Fund  73 365 —
New Horizons Fund  (3) (203) —
QM U.S. Bond Index Fund  (32) (3,391) 2,239
Real Assets Fund  3 1,740 —
Small-Cap Index Fund  11 288 —
Small-Cap Value Fund  55 158 —
Transition Fund  (8) — 4
U.S. Limited Duration TIPS Index Fund  (24) (1,067) 611
U.S. Treasury Long-Term Index Fund  (23) (1,169) 379
Value Fund  11 6,737 —
U.S. Treasury Money Fund, 3.74% — — 107
Totals $ 88# $ 8,463 $ 6,919+

T. ROWE PRICE Retirement Blend 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6,919 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2025
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1346-054Q1 08/26